CAPITAL STOCK - Narrative (Details) Rp / shares in Units, $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp) Rp / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 IDR (Rp) Rp / shares shares	Dec. 31, 2019 IDR (Rp)
Disclosure of classes of share capital [line items]
Number of listed American Depository Shares	48,290,391	48,290,391
Cash dividend | Rp	Rp 12,482		Rp 11,197
Cash dividend (per share) | Rp / shares	126.01		113.04
Special cash dividend | Rp	Rp 4,161		Rp 4,065
Special cash dividend (per share) | Rp / shares	Rp 42.00		Rp 41.03
Cash dividends paid to non-controlling interests of subsidiaries	Rp 13,242	$ 929	Rp 7,778	Rp 9,618
Telkomsel
Disclosure of classes of share capital [line items]
Cash dividends paid to non-controlling interests of subsidiaries | Rp	13,204		7,725
Metra
Disclosure of classes of share capital [line items]
Cash dividends paid to non-controlling interests of subsidiaries | Rp	Rp 38		Rp 53
Capital stock
Disclosure of classes of share capital [line items]
Number of shares outstanding	99,062,216,600	99,062,216,600	99,062,216,600
Series A Dwiwarna Share | Capital stock
Disclosure of classes of share capital [line items]
Number of shares outstanding	1	1
Series B shares
Disclosure of classes of share capital [line items]
Number of shares per American Depository Shares	100	100
Series B shares | Capital stock
Disclosure of classes of share capital [line items]
Number of shares outstanding	99,062,216,599	99,062,216,599